2. Loans: Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2012
Direct Cash Loans
Contractual Maturity as percentage of loan balances	100.00%
Direct Cash Loans | 2013
Contractual Maturity as percentage of loan balances	67.85%
Direct Cash Loans | 2014
Contractual Maturity as percentage of loan balances	26.67%
Direct Cash Loans | 2015
Contractual Maturity as percentage of loan balances	4.61%
Direct Cash Loans | 2016
Contractual Maturity as percentage of loan balances	0.64%
Direct Cash Loans | 2017
Contractual Maturity as percentage of loan balances	0.11%
Direct Cash Loans | 2018 and beyond
Contractual Maturity as percentage of loan balances	0.12%
Real Estate Loans
Contractual Maturity as percentage of loan balances	100.00%
Real Estate Loans | 2013
Contractual Maturity as percentage of loan balances	19.05%
Real Estate Loans | 2014
Contractual Maturity as percentage of loan balances	17.13%
Real Estate Loans | 2015
Contractual Maturity as percentage of loan balances	14.75%
Real Estate Loans | 2016
Contractual Maturity as percentage of loan balances	11.84%
Real Estate Loans | 2017
Contractual Maturity as percentage of loan balances	9.36%
Real Estate Loans | 2018 and beyond
Contractual Maturity as percentage of loan balances	27.87%
Sales Finance Contracts
Contractual Maturity as percentage of loan balances	100.00%
Sales Finance Contracts | 2013
Contractual Maturity as percentage of loan balances	64.01%
Sales Finance Contracts | 2014
Contractual Maturity as percentage of loan balances	26.95%
Sales Finance Contracts | 2015
Contractual Maturity as percentage of loan balances	7.35%
Sales Finance Contracts | 2016
Contractual Maturity as percentage of loan balances	1.40%
Sales Finance Contracts | 2017
Contractual Maturity as percentage of loan balances	0.17%
Sales Finance Contracts | 2018 and beyond
Contractual Maturity as percentage of loan balances	0.12%